Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2022
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)
The following tables present changes in
Accumulated other comprehensive income (loss)
for the years ended March 31, 2021 and 2022.

	Millions of yen
	For the year ended March 31, 2021
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥(26,274)	¥47,673	¥(3,083)	¥44,590	¥18,316
Pension liability adjustment (1)	(62,571)	16,140	2,954	19,094	(43,477)
Own credit adjustments (2)	62,740	(65,741)	(9,982)	(75,723)	(12,983)

Total	¥(26,105)	¥(1,928)	¥(10,111)	¥(12,039)	¥(38,144)

	Millions of yen
	For the year ended March 31, 2022
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥18,316	¥118,574	¥22	¥118,596	¥136,912
Pension liability adjustment (1)	(43,477)	(2,156)	1,830	(326)	(43,803)
Own credit adjustments (2)	(12,983)	46,816	1,031	47,847	34,864

Total	¥(38,144)	¥163,234	¥2,883	¥166,117	¥127,973

(1)	See Note 13 “ Employee benefit plans ” for further information.
(2)	See Note 2 “ Fair value measurements ” for further information.

Reclassifications out of accumulated other comprehensive income (loss)
The following tables present significant reclassifications out of
Accumulated other comprehensive income (loss)
for the years ended March 31, 2021 and 2022.

	Millions of yen
	For the year ended March 31
	2021	2022	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥3,083	¥(21)	Revenue — Other / Non-interest expenses — Other
	—	(1)	Income tax expense

	3,083	(22)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥3,083	¥(22)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2021	2022	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(4,167)	¥(2,585)	Non-interest expenses — Compensation and benefits / Revenue — Other
	1,213	755	Income tax expense

	(2,954)	(1,830)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(2,954)	¥(1,830)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2021	2022	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Own credit adjustments:
	¥12,134	¥(1,161)	Revenue — Net gain on trading
	(2,152)	130	Income tax expense

	9,982	(1,031)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥9,982	¥(1,031)	Net income (loss) attributable to NHI shareholders